Average Annual Total Returns - Short-Term Bond Fund	Fund Shares 1 Year	Fund Shares 5 Years (or Life of Class)	Fund Shares 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares 1 Year	Inst. Shares 5 Years (or Life of Class)	Inst. Shares 10 Years (or Life of Class)	Class A 1 Year	Class A 5 Years (or Life of Class)	Class A 10 Years (or Life of Class)	R6 Shares 1 Year	R6 Shares 10 Years (or Life of Class)	R6 Shares Since Inception		Bloomberg 1-3 Year Credit Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg 1-3 Year Credit Index (reflects no deduction for fees, expenses, or taxes) 5 Years (or Life of Class)	Bloomberg 1-3 Year Credit Index (reflects no deduction for fees, expenses, or taxes) 10 Years (or Life of Class)	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes) 1 Year	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes) 5 Years (or Life of Class)	Lipper Short Investment Grade Debt Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	4.52%	3.20%	2.52%	3.18%	2.16%	1.57%	2.68%	2.00%	1.53%	4.72%	3.30%	2.65%	1.99%	2.51%	2.05%	4.75%		3.46%	[1]	3.69%	2.81%	2.29%	4.24%	2.78%	2.14%

[1]	Inception date of R6 Shares is December 1, 2016.